Reverse Merger Capitalization with 7GC & Co. Holdings Inc.	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Reverse Merger Capitalization with 7GC & Co. Holdings Inc.

4. Reverse Merger Capitalization with 7GC & Co. Holdings Inc.

On December 14, 2023 (the “Closing Date”), Banzai consummated the previously announced Merger with 7GC, as a result of which Banzai became a wholly-owned subsidiary of 7GC. While 7GC was the legal acquirer of Banzai in the merger, for accounting purposes, Legacy Banzai was deemed to be the accounting acquirer in the merger. The determination was primarily based on Legacy Banzai’s stockholders having a majority of the voting power in the combined Company, Legacy Banzai having the ability to appoint a majority of the Board of Directors of the Company, Legacy Banzai’s existing management team comprising the senior management of the combined Company, Legacy Banzai comprising the ongoing operations of the combined Company and the combined Company assumed the name “Banzai International, Inc.”. Accordingly, for accounting purposes, the merger was treated as the equivalent of Legacy Banzai issuing stock for the net assets of 7GC, accompanied by a recapitalization. The net assets of 7GC are stated at historical cost, with no goodwill or other intangible assets recorded.

Retroactive Restatement for Conversion of Common Stock and Series A Preferred Stock by Applying Exchange Ratio

Upon the closing of the merger, holders of Legacy Banzai common stock and Series A preferred stock received shares of common stock in an amount determined by application of the Exchange Ratio. In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparable periods, prior to the merger, up to December 14, 2023, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Banzai’s stockholders in connection with the merger. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Banzai’s outstanding Series A preferred stock and Legacy Banzai’s common stock prior to the merger have been retroactively restated as shares reflecting the exchange ratio of approximately 0.6147 established in the merger. Legacy Banzai’s Series A preferred stock previously classified as temporary equity was retroactively adjusted, converted into common stock and reclassified to permanent equity as a result of the reverse recapitalization. The consolidated assets, liabilities, and results of operations prior to the merger are those of Legacy Banzai.

The aggregate consideration payable to securityholders of Banzai at the Closing Date was equal to $100,000,000. Holders of 6,415 shares of 7GC’s Class A common stock, par value $0.0001 per share (“7GC Class A Common Stock”), exercised their right to redeem their shares for cash at a redemption price of approximately $5,380.00 per share, for an aggregate redemption amount of $34,524,065. Immediately prior to the Closing Date, each share of Banzai’s Preferred Stock that was issued and outstanding was automatically converted into one share of Banzai’s Class A Common Stock, par value $0.0001 per share. Each share of Banzai’s Class B Common Stock that was not held by the Chief Executive Officer of the Company converted to one share of Banzai’s Class A Common Stock, while the Chief Executive Officer received Class B Common Stock.

On the terms and subject to the conditions set forth in the Merger Agreement, at the Second Effective Time, each share of common stock of the Surviving Corporation issued and outstanding immediately prior to the Second Effective Time was cancelled and no consideration was delivered therefore.

Upon the closing of the merger, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 350,000,000 shares, consisting of 250,000,000 shares of Class A Common Stock, 25,000,000 shares of Class B Common Stock, and 75,000,000 shares of Preferred Stock, all having a par value of $0.0001 per share. As of December 31, 2024, there were 819,516 shares of Common Stock and 1 share of Preferred Stock outstanding.

Effect of Merger on Class A and Class B Common Stock

Upon the Close of the Merger, holders of Legacy Banzai common stock and Series A preferred stock were converted into shares of common stock in an amount determined by application of the Exchange Ratio. As noted above, the equity structure has been restated in all comparable periods, prior to the Merger, up to December 14, 2023, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Banzai’s stockholders in connection with the Merger.